SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands		6 Months Ended		14 Months Ended
	Jan. 01, 2024	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounting Standards Update [Extensible Enumeration]	Accounting Standards Update 2023-08 [Member]
Retained earnings		$ (571,812)			$ (557,913)
Derivative assets		$ 40			$ 859
Derivative Asset, Current, Statement of Financial Position [Extensible Enumeration]		Prepaid Expense and Other Assets, Current			Prepaid Expense and Other Assets, Current
Deferred revenue		$ 0	$ 0
Cost of data center services		10,989	7,642
Cost of cryptocurrency mining before inter-segment elimination		5,070	6,621
Cost of cryptocurrency mining after inter-segment elimination		12	1,581
Depreciation fees		5,417	5,201
Amortization of intangible assets		2,234	$ 617
Cumulative-effect adjustment amount
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cryptocurrency assets from continuing operations	$ 854
Cryptocurrency assets from discontinued operations	39
Accounting Standards Update [Extensible Enumeration]			Accounting Standards Update 2023-08 [Member]
Retained earnings	$ 893
Cost of revenue
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation fees		4,712	$ 5,155
Amortization of intangible assets		606	$ 606
Minimum [Member] | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract				3 months
Maximum [Member] | Ethereum Accumulator Agreements With A Third Party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Derivative term of contract				12 months
Accrued expenses and other current liabilities
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Advance from customers balance		$ 1,269			$ 1,218